Schedule of detailed information about continuity of convertible debt (Details) - USD ($)	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Convertible debt obligation beginning balance	$ 7,250,603	$ 9,951,496
Interest expense	164,144	181,485
Accrued interest on conversion / interest payments	(250,000)	(250,000)
Principal and interest at maturity	(591,781)
Gain on modification of debt	(30,688)
Effect of foreign exchange		(14,245)
Change in fair value	236,010	(1,683,172)
Convertible debt obligation ending balance	6,778,288	8,185,564
2019 Series Convertible Debenture [member]
IfrsStatementLineItems [Line Items]
Convertible debt obligation beginning balance		914,428
Interest expense		6,622
Accrued interest on conversion / interest payments
Principal and interest at maturity
Gain on modification of debt
Effect of foreign exchange		(14,245)
Change in fair value		(292,982)
Convertible debt obligation ending balance		613,823
2020 Series Convertible Debentures [member]
IfrsStatementLineItems [Line Items]
Convertible debt obligation beginning balance	2,267,367	2,097,127
Interest expense	39,144	49,863
Accrued interest on conversion / interest payments
Principal and interest at maturity	(591,781)
Gain on modification of debt	(30,688)
Effect of foreign exchange
Change in fair value	71,741	(203,308)
Convertible debt obligation ending balance	1,755,783	1,943,682
EB CD [member]
IfrsStatementLineItems [Line Items]
Convertible debt obligation beginning balance	4,983,236	6,939,941
Interest expense	125,000	125,000
Accrued interest on conversion / interest payments	(250,000)	(250,000)
Principal and interest at maturity
Gain on modification of debt
Effect of foreign exchange
Change in fair value	164,269	(1,186,882)
Convertible debt obligation ending balance	$ 5,022,505	$ 5,628,059